INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Area

A.Revenues by Geographic Area - as Percentage of Total Revenue

Years ended December 31, 2021, 2020 and 2019:

Details	2021	2020	2019
USA	41%	44%	52%
Japan	22	28	29
Asia (other than Japan)	30	22	15
Europe	7	6	4
Total	100%	100%	100%

Schedule of Long-Lived Assets by Geographic Area

Substantially all of Tower’s long-lived assets are located in Israel, substantially all of TSNB’s and TSSA’s long-lived assets are located in the United States and substantially all of TPSCo’s long-lived assets are located in Japan.

As of December 31, 2021 and 2020:

Details	2021	2020
Israel	$238,758	$215,006
United States	264,038	234,902
Japan	373,887	389,263
	$876,683	$839,171

Schedule of Revenues of Major Customers

D.Major Customers - as Percentage of Total Revenue

Years ended December 31, 2021, 2020 and 2019:

Details	2021	2020	2019
Customer A	21%	25%	27%
Customer B	13	11	7
Other customers *	20	24	26

*

Represents aggregated revenue to four customers that accounted for between 4% and 7% of total revenue during 2021, to four customers that accounted for between 5% and 7% of total revenue during 2020, and to four customers that accounted for between 5% and 9% of total revenue during 2019.